Accruals and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accrued staff costs	128,721	144,528
Accrued professional fees	134,021	—
Others	2,739	—
Total	265,481	144,528